Goodwill - Schedule of Carrying Amount of Goodwill (Details) - Goodwill [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	[1]	$ 17,659,983	$ 23,814,005
Goodwill allowance	[2]	(128,577)	(5,488,816)
Foreign currency translation adjustments		(480,606)	(665,206)
Balance		17,050,800	17,659,983	[1]
Acquisition of Fintech [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	[1]	4,454,411	4,585,321
Goodwill allowance	[2]
Foreign currency translation adjustments		(121,684)	(130,910)
Balance		4,332,727	4,454,411	[1]
Acquisition of Hengpu [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	[1]	930,897	6,593,272
Goodwill allowance	[2]	(128,577)	(5,488,816)
Foreign currency translation adjustments		(23,606)	(173,559)
Balance		778,714	930,897	[1]
Acquisition of Nami [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Balance	[1]	12,274,675	12,635,412
Goodwill allowance	[2]
Foreign currency translation adjustments		(335,316)	(360,737)
Balance		$ 11,939,359	$ 12,274,675	[1]

[1]	The goodwill associated with the Fintech Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on December 31, 2019. The goodwill associated with the Nami Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on May 31, 2020. For the goodwill impairment recognized during the year ended December 31, 2023, the Group recorded $5,488,816 for Hengpu.
[2]	For the goodwill impairment recognized during the year ended December 31, 2024, the Company recorded $128,577 for Hengpu.